Segment Information - Summary of Geographical Information on Net Sales and Non-Current Assets (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of geographical areas [line items]
Net sales	€ 20,187	€ 19,790	€ 42,997
Non-current assets:
property, plant and equipment	9,804		9,869
Goodwill	49,243		49,892
Other intangible assets	24,590		21,640
Total
Disclosure of geographical areas [line items]
Net sales	20,187	19,790	42,997
Non-current assets:
property, plant and equipment	9,804	9,767	9,869
Goodwill	49,243	50,555	49,892
Other intangible assets	24,590	21,978	21,640
Europe
Disclosure of geographical areas [line items]
Net sales	5,034	4,767	9,999
Non-current assets:
property, plant and equipment	5,462	5,391	5,365
Goodwill	0	0	0
Other intangible assets	5,961	6,467	6,257
France
Disclosure of geographical areas [line items]
Net sales	1,174	1,105	2,296
Non-current assets:
property, plant and equipment	2,921	2,935	2,875
Goodwill	0	0	0
Other intangible assets	0	0	0
North America
Disclosure of geographical areas [line items]
Net sales	8,264	7,875	18,984
Non-current assets:
property, plant and equipment	3,268	3,246	3,284
Goodwill	0	0	0
Other intangible assets	17,598	14,505	14,178
United States
Disclosure of geographical areas [line items]
Net sales	7,988	7,562	18,275
Non-current assets:
property, plant and equipment	2,364	2,414	2,457
Goodwill	0	0	0
Other intangible assets	0	0	0
Other countries
Disclosure of geographical areas [line items]
Net sales	6,889	7,148	14,014
Non-current assets:
property, plant and equipment	1,074	1,130	1,220
Goodwill	0	0	0
Other intangible assets	€ 1,031	€ 1,006	€ 1,205